Significant Accounting Policies (Details) - USD ($)			6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 14, 2019	May 01, 2018	Jan. 31, 2023	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Cash equivalents					$ 264,755	$ 382,260		$ 264,755
Cash held in the trust account					128,400,078	10,297,411		128,400,078
Redemption value						958,897		958,897
Transaction costs						8,998,713
Warrant liability expense						$ 741,209
Aggregate shares of common stock (in Shares)						18,677,500
Federal depository insurance corporation coverage amount						$ 250,000		250,000
Cash paid							$ 126		$ 223
Contract assets			$ 5,189				6,701
Deferred income			347,177				66,167
Customer deposits balance			859,733				864,345
Deferred commissions/contract costs			490,858
Sale commissions expensed			$ 1,327,284	$ 654,070
Treasury shares, description			As a result of entering into various convertible debt instruments which contained a variable conversion feature with no floor, warrants with fixed exercise price, and convertible notes with fixed conversion price or with a conversion price floor, we reserved 80,000,000 treasury shares for consideration for future conversions and exercise of warrants, for convertible notes with fixed conversion price, notes with variable conversion feature with a floor and warrants with a conversion price floor.
Derivative liabilities					$ 16,773,000		$ 10,588,000	16,773,000
Noncontrolling interest description		On May 1, 2018, T3 Communications, Inc. (“T3”), a Nevada Corporation, entered into a Stock Purchase Agreement (“SPA”), whereby in an exchange for $250,000, T3 agreed to sell to the buyers 199,900 shares of common stock equivalent to 19.99% of the issued and outstanding common shares of T3. The $250,000 of the cash received under this transaction was recognized as an adjustment to the carrying amount of the noncontrolling interest and as an increase in additional paid-in capital in T3. At the option of the Company, and for a period of five years following the date of the SPA, the 199,900 shares of common stock in T3 may be converted into Common Stock of Digerati at a ratio of 3.4 shares of DTGI Common stock for everyone (1) share of T3 at any time after the DTGI Common Stock has a current market price of $1.50 or more per share for 20 consecutive trading days.
Various Employees [Member]
Significant Accounting Policies (Details) [Line Items]
Shares Issued (in Shares)					7,858,820
DIGERATI TECHNOLOGIES, INC [Member]
Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)							0		7,608,820
Contract assets							$ 6,701		$ 17,661
Deferred income							66,167		19,984
Customer deposits balance							864,345		$ 0
Deferred commissions/contract costs							184,808
Sale commissions expensed					$ 871,561		2,262,129
Doubtful accounts					29,000		$ 74,628	$ 29,000
Treasury shares, description							As a result of entering into various convertible debt instruments which contained a variable conversion feature with no floor, warrants with fixed exercise price, and convertible notes with fixed conversion price or with a conversion price floor, we reserved 30,000,000 treasury shares for consideration for future conversions and exercise of warrants.
Tax position percentage							50.00%
Recognized stock-based compensation expense					264,712		$ 125,250
Stock-based compensation expense					97,863
Noncontrolling interest description		On May 1, 2018, T3 Communications, Inc. (“T3”), a Nevada Corporation, entered into a Stock Purchase Agreement (’SPA”), whereby in an exchange for $250,000, T3 agreed to sell to the buyers 199,900 shares of common stock equivalent to 19.99% of the issued and outstanding common share of T3 Communications, Inc. The $250,000 of the cash received under this transaction was recognized as an adjustment to the carrying amount of the noncontrolling interest and as an increase in additional paid-in capital in T3. At the option of the Company, and for a period of five years following the date of the SPA, the 199,900 shares of common stock in T3 may be converted into Common Stock of Digerati at a ratio of 3.4 shares of DTGI Common stock for everyone (1) share of T3 at any time after the DTGI Common Stock has a current market price of $1.50 or more per share for 20 consecutive trading days.
Noncontrolling interest					$ 332,000		$ 1,341,000
DIGERATI TECHNOLOGIES, INC [Member] | Purchase Agreement [Member]
Significant Accounting Policies (Details) [Line Items]
Minority interest rate	12.00%
Cash paid	$ 100,000
Shares issued (in Shares)	500,000
Market value	$ 85,000
Minority interest investment	$ 185,000
DIGERATI TECHNOLOGIES, INC [Member] | Various Employees [Member]
Significant Accounting Policies (Details) [Line Items]
Shares Issued (in Shares)							1,500,000